Parent Company Only Condensed Financial Information - Summary of Comprehensive Income/(Loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Statement Of Comprehensive Income [Line Items]
Other income	¥ 12,763	$ 2,003	¥ 4,788	¥ 11,195
Total operating revenue	2,245,016	352,292	1,220,222	993,319
General and administrative expenses	197,619	31,011	150,207	161,816
Operating Loss	(114,411)	(17,954)	(25,911)	1,639
Other expense
Unrealized exchange (loss)/income	(59)	(9)	(9)	362
Loss before income tax, and share of loss of subsidiaries and VIEs	(110,377)	(17,321)	(16,763)	15,205
Share of income/(loss) of subsidiaries and VIEs	2,660	417	239	(180)
Net profit/(loss)	(107,666)	(16,896)	(18,292)	14,902
Redeemable preferred shares redemption value accretion	0	0	4,274	32,854
Net loss attributable to common shareholders	(107,666)	(16,896)	(21,492)	(25,383)
Net profit/(loss)	(107,666)	(16,896)	(18,292)	14,902
Foreign currency translation adjustment, net of tax	(5,323)	(835)	(22,386)	140
Total comprehensive income/(loss)	(112,989)	(17,731)	(40,678)	15,021
Parent Company [Member]
Condensed Statement Of Comprehensive Income [Line Items]
Other income	1,269	199	228
Total operating revenue	1,269	199	228
General and administrative expenses	(5,994)	(942)	(4,611)	(521)
Operating Loss	(4,725)	(743)	(4,383)	(521)
Other expense
Interest income	4	1	11
Unrealized exchange (loss)/income			421	(97)
Loss before income tax, and share of loss of subsidiaries and VIEs	(4,721)	(742)	(3,951)	(618)
Share of income/(loss) of subsidiaries and VIEs	(102,945)	(16,154)	(14,341)	15,520
Net profit/(loss)	(107,666)	(16,896)	(18,292)	14,902
Redeemable preferred shares redemption value accretion			(4,274)	(32,854)
Allocation to redeemable preferred shares			1,074	(7,431)
Net loss attributable to common shareholders	(107,666)	(16,896)	(21,492)	(25,383)
Net profit/(loss)	(107,666)	(16,896)	(18,292)	14,902
Foreign currency translation adjustment, net of tax	(5,323)	(835)	(22,386)	119
Total comprehensive income/(loss)	¥ (112,989)	$ (17,731)	¥ (40,678)	¥ 15,021